Schedule of Computation of Diluted Shares Outstanding (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	1,805,545	468,367	708,383	655,446
Equity Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	450,221	175,005
Series A-1 Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	7,130	5,881
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	12,481	12,481
Advisory [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	63,687
Predunded Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	125,359
MTS Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total		8,333
Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	880,000
Regular Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total	266,667	266,667
Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total			288,912	178,357
Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total				58,775
Preferred Stock [Member] | Series A-1 Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total			6,630	5,474
Preferred Stock [Member] | Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total			12,481	12,481
MTS Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total			8,333	8,333
Predunded Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total			125,359	125,359
Regular Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total			266,667	266,667